Leasing - Components of Lease Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease expense	$ 215	$ 224	$ 236
Variable lease expense	43	36	39
Sublease income	(34)	(33)	(33)
Finance lease expense:
Amortization of ROU assets	0	6	3
Total lease expense	$ 224	$ 233	$ 245